Financial instruments and risk management - Available undrawn committed bank facilities (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	£ 5,285	£ 2,756
Within one year
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	2,439	0
Undrawn committed bank facilities where Diageo has the right to extend the facility to May 2022	813
Between one and two years
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	610	0
Expiring after two years
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	£ 2,236	£ 2,756